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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Summit Partners, L.P.
                 -------------------------------
   Address:      222 Berkeley St., 18th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Devereux
         -----------------------------------------------
Title:   Power of Attorney for Martin J. Mannion, Member
         -----------------------------------------------
Phone:   (617) 824-1000
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robin Devereux                Boston, MA       August 8, 2006
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        --------------------

Form 13F Information Table Entry Total:      6
                                        --------------------

Form 13F Information Table Value Total:      $427,699
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Global Cash Access
Holdings, Inc.                Common      378967103  280,208    17,928   SH              SOLE         N/A    17,928

Healthextras, Inc.            Common      422211102      314        10   SH              SOLE         N/A        10

Nighthawk Radiology
Holdings, Inc.                Common      65411N105   96,876     5,400   SH              SOLE         N/A     5,400

Seabright Insurance
Holdings, Inc.                Common      811656107   33,761     2,096   SH              SOLE         N/A     2,096

Somera
Communications, Inc.          Common      834458101    5,135     1,208   SH              SOLE         N/A     1,208

Unica Corporation             Common      904583101   11,405     1,152   SH              SOLE         N/A     1,152